Segment Reporting (Details) - Schedule of operating segments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 27,058,485	$ 10,230,135	$ 18,526,850
Commissions and fees	3,317,692	1,845,994	3,355,205
Compensation and benefits	4,069,203	3,802,793	2,430,636
Occupancy	778,881	683,160	591,936
Communication and technology	1,929,981	1,454,050	823,433
General and administrative	2,016,582	2,264,318	692,648
Crypto currencies	1,163,846
Professional fees	3,836,817	1,565,834	761,238
Research and development	1,205,040
Service fees	3,574,579	833,864	384,840
Interest	1,608,100	183,157	731,812
Depreciation	916,916	40,556	52,852
Marketing	913,675	651,324	55,378
Payment service charge	(181,249)	245,030	355,585
Unrealized loss on equity securities	1,916,033
Change in fair value of warrant liabilities	470,804	(777,266)
Change in fair value of option liabilities	149,740
Other operating expenses	144,175	11,464	10,463
Total operating expenses	27,830,815	12,804,278	10,246,026
Income (loss) from operations	(772,330)	(2,574,143)	8,280,824
Total segment assets	148,916,831	22,906,069	13,418,348
Futures insurance and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenue	2,800,543	2,029,669	2,215,867
Commissions and fees	2,037,619	1,316,800	1,526,852
Compensation and benefits	1,083,943	1,110,192	1,154,378
Occupancy			202,467
Communication and technology	437,629	455,323	469,818
General and administrative	89,040	55,028	72,403
Crypto currencies
Professional fees	14,281	26,690	7,369
Research and development
Service fees
Interest
Depreciation	2,027	13,000	26,845
Marketing	2,171	222	2,608
Payment service charge
Unrealized loss on equity securities
Change in fair value of warrant liabilities
Change in fair value of option liabilities
Other operating expenses	1,224		5,739
Total operating expenses	3,667,934	2,977,255	3,468,479
Income (loss) from operations	(867,391)	(947,586)	(1,252,612)
Total segment assets	4,097,364	4,624,325	4,823,056
CFD Trading [Member]
Segment Reporting Information [Line Items]
Revenue	8,700,009	6,810,520	12,843,574
Commissions and fees	63,654	70,124	322,130
Compensation and benefits
Occupancy	3,900	3,300	1,200
Communication and technology	418,227	409,961	343,556
General and administrative	393,005	225,067	140,598
Crypto currencies
Professional fees	136,755	108,175	118,929
Research and development
Service fees	449,765	300,990	119,711
Interest		0
Depreciation	640,326	(26,403)
Marketing	70,000	166,013	51,714
Payment service charge	(274,616)	245,030	355,585
Unrealized loss on equity securities
Change in fair value of warrant liabilities
Change in fair value of option liabilities
Other operating expenses	79,934
Total operating expenses	1,980,950	1,502,257	1,453,423
Income (loss) from operations	6,719,059	5,308,263	11,390,151
Total segment assets	12,028,984	11,558,061	5,307,525
TRS Trading [Member]
Segment Reporting Information [Line Items]
Revenue	13,132,832	223,927
Commissions and fees	1,031,416	45,719
Compensation and benefits
Occupancy	3,900	3,300
Communication and technology	698,262	233,669
General and administrative	78,616	18,105
Crypto currencies
Professional fees	136,755	170,544
Research and development
Service fees	2,730,596	13,352
Interest	804,621	52,240
Depreciation	93,007	26,403
Marketing
Payment service charge	93,367
Unrealized loss on equity securities
Change in fair value of warrant liabilities
Change in fair value of option liabilities	149,740
Other operating expenses
Total operating expenses	5,820,280	563,332
Income (loss) from operations	7,312,552	(339,405)
Total segment assets	112,623,891	3,078,078
Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,425,101	1,166,019	3,467,409
Commissions and fees	185,003	413,351	1,506,223
Compensation and benefits	2,985,260	2,692,601	1,276,258
Occupancy	771,081	676,560	388,269
Communication and technology	375,863	355,097	10,059
General and administrative	1,455,921	1,966,118	479,647
Crypto currencies	1,163,846
Professional fees	3,549,026	1,260,425	634,940
Research and development	1,205,040
Service fees	394,218	519,522	265,129
Interest	803,479	130,917	731,812
Depreciation	181,556	27,556	26,007
Marketing	841,504	485,089	1,056
Payment service charge
Unrealized loss on equity securities	1,916,033
Change in fair value of warrant liabilities	470,804	(777,266)
Change in fair value of option liabilities
Other operating expenses	63,017	11,464	4,724
Total operating expenses	16,361,651	7,761,434	5,324,124
Income (loss) from operations	(13,936,550)	(6,595,415)	(1,856,715)
Total segment assets	$ 20,166,592	$ 3,645,605	$ 3,287,767